FINANCIAL RISK MANAGEMENT (Tables)	12 Months Ended
Jun. 30, 2024
Notes and other explanatory information [abstract]
SCHEDULE OF FINANCIAL ASSETS AND LIABILITIES IN FOREIGN CURRENCIES

The Company’s exposure to foreign currency risk at the end of the reporting period, expressed in Australian dollar, was as follows:

	June 30, 2024					June 30, 2023
	USD	CAD	EUR	GBP	NZD	USD	CAD	EUR	GBP
	A$	A$	A$	A$	A$	A$	A$	A$	A$
Cash at Bank / on hand	492,038	38,571	129,130	124,588	39,600	1,296,082	10,766	100,369	41,858
Trade and other receivables	82,717	20,388	41,303	36,324	6,142	611,193	11,252	17,690	26,376
Trade and other payables	(559,850)	(4,557)	(262,179)	(50,810)	(3,553)	(455,167)	(3,795)	(151,327)	(31,441)

SCHEDULE OF MATURITIES OF FINANCIAL LIABILITIES

The tables below analyze the Company’s financial liabilities into relevant maturity groupings based on their contractual maturities. The amounts disclosed in the table are the contractual undiscounted cash flows.

Contractual maturities of	Less than 6 months	6 – 12 months	Between 1 and 2 years	Between 2 and 5 years	Over 5 years	Total contrac- tual cash flows	Carrying amount (assets)/ liabilities
financial liabilities	A$	A$	A$	A$	A$	A$	A$
At June 30, 2024
Trade and other payables	1,797,753	232,770	-	-	-	2,030,523	2,030,523
Borrowings	643,546	-	-	-	-	643,546	643,546
Lease liabilities	147,761	63,113	22,068	1,853	-	234,795	231,643
Total	2,589,060	295,883	22,068	1,853	-	2,908,864	2,905,712

Contractual maturities of	Less than 6 months	6 – 12 months	Between 1 and 2 years	Between 2 and 5 years	Over 5 years	Total contrac- tual cash flows	Carrying amount (assets)/ liabilities
financial liabilities	A$	A$	A$	A$	A$	A$	A$
At June 30, 2023
Trade and other payables	1,617,333	-	-	-	-	1,617,333	1,617,333
Lease liabilities	158,316	161,154	208,957	21,636	1,817	551,880	532,846
Total	1,775,649	161,154	208,957	21,636	1,817	2,169,213	2,150,179

SCHEDULE OF EXPOSURE TO INTEREST RATE RISKS AND EFFECTIVE INTEREST RATES OF FINANCIAL ASSETS AND LIABILITIES

The exposure to interest rate risks and the effective interest rates of financial assets and liabilities, both recognized and unrealized, for the Company is as follows:

		Floating rate	Fixed rate	Carrying amount	Weighted average effective rate	Average maturity Period
	Year	A$	A$	A$	%	Days
Financial assets
Cash at bank / on hand	2024	84,148	936,460	1,020,608	3.51	At call
	2023	1,516,646	6,334,551	7,851,197	4.46	At call
Bonds / deposits	2024	-	18,790	18,790	-	At call
	2023	-	17,440	17,440	-	At call
Totals	2024	1,516,646	6,351,991	7,868,637
	2023	1,516,646	6,351,991	7,868,637
Financial liabilities
Borrowings	2024	-	643,546	643,546	16%	287 days
	2023	-	-	-	-	-
Leases	2024	-	231,643	231,643	4.77%	-
	2023	-	532,846	532,846	4.77%	-
Totals	2024	-	875,189	875,189
	2023	-	532,846	532,846